Segment disclosure	12 Months Ended
Dec. 31, 2021
Segment disclosure

28.	Segment disclosure

The Company operates in one industry segment of digital media and entertainment. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into three major geographic centers: USA, Canada and other foreign countries. The Company has determined that it has a single reportable segment as the Company’s decision makers reviews information on a consolidated basis.

Revenues by pillar for the years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021		December 31, 2020
Media and content		$152,444,727		$60,887,990
Esports and entertainment		5,483,444		5,906,613
Subscription		9,436,115		6,168,878
	$167,364,286		$72,963,481

Revenues, in Canadian dollars, in each of these geographic location for years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Canada	$2,501,988	$3,047,706
USA	147,761,804	56,926,784
All other countries	17,100,494	12,988,991
	$167,364,286	$72,963,481

The non-current assets, in Canadian dollars, in each of the geographic locations as at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Canada	$169,761,447	$140,113,284
USA	153,549,460	50,338,388
France	3,453,744	-
England and Wales	1,752,444	3,934,877
	$328,517,095	$194,386,549